Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Bond Fund, Inc.
Entity Central Index Key	0000276463
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000011390 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Institutional Shares
Trading Symbol	MAHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$22	0.44%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(0.68)%	4.74%	0.64%	1.70%
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,649,694,446
Holdings Count | Holding	5,118
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000052630 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Service Shares
Trading Symbol	MSHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$37	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	(0.83)%	4.42%	0.33%	1.39%
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,649,694,446
Holdings Count | Holding	5,118
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000011387 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Investor A Shares
Trading Symbol	MDHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.73%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(0.82)%	4.55%	0.36%	1.39%
Investor A Shares (with sales charge)	(4.78)	0.36	(0.46)	0.97
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,649,694,446
Holdings Count | Holding	5,118
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000037618 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Investor A1 Shares
Trading Symbol	MEHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$29	0.59%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A1 Shares	(0.75)%	4.70%	0.51%	1.55%
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,649,694,446
Holdings Count | Holding	5,118
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000037620 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Investor C Shares
Trading Symbol	MFHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$71	1.44%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.44%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(1.17)%	3.81%	(0.34)%	0.85%
Investor C Shares (with sales charge)	(2.14)	2.81	(0.34)	0.85
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,649,694,446
Holdings Count | Holding	5,118
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000052631 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Class K Shares
Trading Symbol	MPHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$18	0.36%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(0.63)%	4.93%	0.71%	1.77%
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,649,694,446
Holdings Count | Holding	5,118
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000011391 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Total Return Fund
Class Name	Class R Shares
Trading Symbol	MRCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$51	1.03%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(0.97)%	4.23%	0.05%	1.11%
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,649,694,446
Holdings Count | Holding	5,118
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.